Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions		Total		Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Equity, beginning of year at Dec. 31, 2021		$ 5,405.3		$ 16,706.9	$ 17.5	$ (11,848.7)	$ 529.6
Redemption of restricted shares		2.6		5.2	(5.2)	2.6
Common shares repurchased for cancellation		(294.2)		(294.2)
Share-based compensation		6.2			6.2
Stock options exercised		0.0		1.4	(1.4)
Net income		1,483.4	[1]			1,483.4
Dividends declared		(200.6)				(200.6)
Foreign currency translation adjustment		90.7	[1]				90.7
Reclassification of cumulative foreign currency translation of discontinued foreign operations	[1]	0.0
Equity, end of year at Dec. 31, 2022		6,493.4		16,419.3	17.1	(10,563.3)	620.3
Issued for cash		500.1		500.1
Issued on capital acquisition		493.0		493.0
Redemption of restricted shares		2.4		4.9	(4.9)	2.4
Common shares repurchased for cancellation		(349.9)		(349.9)
Share issue costs, net of tax		(15.4)		(15.4)
Share-based compensation		5.8			5.8
Stock options exercised		0.1		0.7	(0.6)
Net income		570.3				570.3
Dividends declared		(211.9)				(211.9)
Foreign currency translation adjustment		1.3					1.3
Reclassification of cumulative foreign currency translation of discontinued foreign operations		(621.7)					(621.7)
Equity, end of year at Dec. 31, 2023		$ 6,867.5		$ 17,052.7	$ 17.4	$ (10,202.5)	$ (0.1)

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.